Summary of Significant Accounting Policies - Concentration of Foreign Sales Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Concentration Risk [Line Items]
Reduction in oil prices	50.00%
Maximum [Member]
Concentration Risk [Line Items]
Reduction in oil prices	70.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Non-US [Member]
Concentration Risk [Line Items]
International sales comprised of total net revenue	66.00%	74.00%	73.00%